Derivative Instruments and Hedging Activities - Schedule of Effect of Derivative Instruments on Condensed Consolidated Statements of Operations (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Derivative [Line Items]
Total losses on derivative financial instruments	$ 8,064	$ 39,935	$ 24,635
Not Designated as Hedging Instrument [Member]
Derivative [Line Items]
Undesignated interest rate swaps Losses on derivative financial instruments	8,064	39,935	28,930
Put option embedded derivative Losses on derivative financial instruments			(4,295)
Total losses on derivative financial instruments	$ 8,064	$ 39,935	$ 24,635